SEASONS SERIES TRUST
Supplement to the Prospectus dated July 27, 2009
Diversified Fixed Income Portfolio and International Equity Portfolio
On September 5, 2009, American International Group, Inc. (“AIG”) entered into an agreement to sell a portion of its investment advisory and asset management business (the “Transaction”) to Bridge Partners, L.P. (“Bridge Partners”), a partnership formed by Pacific Century Group, a Hong Kong-based private investment firm. The entities being sold include AIG’s existing licensed investment adviser companies that manage investments of institutional and retail clients across a variety of strategies, including private equity, hedge fund of funds, listed equity and certain fixed income investment management businesses, including AIG Global Investment Corp. (“AIGGIC”), the subadviser to a portion of each of the Diversified Fixed Income Portfolio and the International Equity Portfolio (each a “Portfolio” and together the “Portfolios”). Prior to the closing of the Transaction, AIGGIC will be merged with and into a Delaware limited liability company (the surviving entity, PineBridge Investments LLC, being referred to herein as “PineBridge”). As part of the Transaction, AIG will cause the indirect transfer of PineBridge to Bridge Partners. PineBridge, as successor to AIGGIC, will remain a registered investment adviser pursuant to the Investment Advisers Act of 1940. The Transaction is expected to close in December 2009, and is subject to the receipt of the requisite regulatory approvals and the satisfaction of other conditions to closing. Upon the closing of the Transaction, the existing subadvisory agreement between SunAmerica Asset Management Corp. (“SAAMCo”), each Portfolio’s investment adviser, and AIGGIC will terminate.
In advance of the termination of the existing subadvisory agreement with AIGGIC, the Board of Trustees (the “Board”) of Seasons Series Trust (“Seasons”) held a meeting on November 5, 2009, wherein they approved a subadvisory agreement whereby PineBridge, as the successor to AIGGIC, will serve as subadviser to a portion of each Portfolio and PineBridge (the “PineBridge Subadvisory Agreement”), subject to approval by each Portfolio’s shareholders.
The Board also approved an interim subadvisory agreement between SAAMCo and PineBridge (the “Interim PineBridge Subadvisory Agreement”) that will go into effect upon the closing of the Transaction, and will remain in effect for 150 days from its effective date or until the PineBridge Subadvisory Agreement is approved by shareholders, whichever is earlier. The Portfolios will convene a special meeting of shareholders, expected to take place on or about March 16, 2010, for the purpose of approving the PineBridge Subadvisory Agreement. Shareholders of record as of December 31, 2009 will receive proxy materials describing the PineBridge Subadvisory Agreement in greater detail.
Effective December 1, 2009, all references to James O. Kurtz as a portfolio manager of the Diversified Fixed Income Portfolio and International Equity Portfolio are deleted in their entirety. Michael Kelly and Timothy Campion will continue to manage the passively-managed portions of both Portfolios.
Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio (the “Multi-Managed Portfolios”)
On November 5, 2009, the Board of Seasons approved a subadvisory agreement between SAAMCo and PineBridge with respect to the fixed income portion of the Balanced Component of the Multi-Managed Portfolios, subject to the approval by each Multi-Managed Portfolio’s shareholders. Each Multi-Managed Portfolio will convene a special meeting of shareholders expected to take place on or about March 16, 2010 for the purpose of approving the Subadvisory Agreement in greater detail.
SAAMCo is the adviser to the Fixed Income portion of the Balanced Component of each Multi-Managed Portfolio. If shareholders of each Multi-Managed Portfolio approve the Subadvisory Agreement, it is expected that the same portfolio managers currently employed by SAAMCo would continue to manage each Multi-Managed Portfolio as employees of PineBridge. For additional information about the portfolio managers of each Multi-Managed Portfolio, please see the Prospectus and Statement of Additional Information.

Large Cap Value Portfolio, Large Cap Growth Portfolio, Large Cap Composite Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio (the “Portfolios”)
At the meeting on November 5, 2009, the Board of Seasons approved the termination of AIGGIC as the subadviser of passively-managed portion of the Portfolios. Effective on or about December 1, 2009, SAAMCo, the investment adviser of each of the Portfolios, will assume management responsibilities of the passively-managed portions of each Portfolio. The actively-managed portion of each of the Portfolios will continue to be managed by the current subadvisers.
Effective December 1, 2009, all references to AIGGIC as the subadviser of the passively-managed portions of the Portfolios are deleted in their entirety. In addition, effective December 1, 2009, in the section titled “Management — Investment Adviser and Manager — SunAmerica Asset Management Corp.,” the following disclosure is added to reflect SAAMCo’s management of the passively-managed portion of the Portfolios:
The Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio are managed by James O. Kurtz. Mr. Kurtz, Vice President and Portfolio Manager, joined SAAMCo in December 2009. Prior to joining SAAMCo, Mr. Kurtz was a Senior Portfolio Manager with AIG Global Investment Corp. since 2001. Mr. Kurtz is responsible for the management and trading of the wide variety of domestic equity index funds managed by SAAMCo.
Strategic Fixed Income Portfolio
At the meeting on November 5, 2009, the Board of Seasons approved the termination of AIGGIC as the subadviser of the high-yield portion of the Strategic Fixed Income Portfolio and appointed Wellington Management Corp. (“Wellington Management”) as the subadviser of the Portfolio, pursuant to an amendment to the existing subadvisory agreement between SAAMCo and Wellington Management (the “Wellington Subadvisory Agreement”). Wellington Management will assume management of the high-yield portion of the Strategic Fixed Income Portfolio on December 1, 2009. Franklin Advisers, Inc. (“Franklin”) and Western Asset Management Company (“Western”) will continue to serve as subadvisers of the Portfolio through the date noted below.
With respect to the Wellington Subadvisory Agreement, SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements with unaffiliated subadvisers approved by the Board of Seasons without obtaining shareholder approval. As required by the exemptive order, an information statement will be mailed to the Portfolio’s shareholders within 60 days of the effective date of the Wellington Subadvisory Agreement. The effective date of the Wellington Subadvisory Agreement will be December 1, 2009.
Effective December 1, 2009, in the section titled “Management — Information about the Subadvisers — Wellington Management Company, LLP,” the following disclosure is added to reflect Wellington’s management of the Strategic Fixed Income Portfolio:
Christopher A. Jones is a Vice President and Fixed Income Portfolio Manager of Wellington Management. Mr. Jones joined Wellington Management as an investment professional in 1994. He holds the Chartered Financial Analyst designation.
In addition, the Board of Seasons approved certain changes to the Portfolio’s investment policies. Effective on or about January 19, 2010, the Portfolio will change its investment objective to “total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.” At the same time, the Portfolio will change its investment strategy to investing primarily in domestic and foreign inflation protected debt securities and the Portfolio will change its name to the “Real Return Portfolio.” Effective upon these changes, Wellington will assume management of the entire Portfolio, and the subadvisory agreements with each of Franklin and Western will be terminated with respect to the Portfolio. Shareholders of the Portfolio will receive a separate notice providing more information about the changes to the Portfolio’s investment policies.
Date: November 16, 2009
Versions: Version 4, Class 3 and Combined Master

SEASONS SERIES TRUST
Supplement to the Prospectus dated July 27, 2009
Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio (the “Multi-Managed Portfolios”)
On November 5, 2009, the Board of Seasons approved a subadvisory agreement between SAAMCo and PineBridge with respect to the fixed income portion of the Balanced Component of the Multi-Managed Portfolios, subject to the approval by each Multi-Managed Portfolio’s shareholders. Each Multi-Managed Portfolio will convene a special meeting of shareholders expected to take place on or about March 16, 2010 for the purpose of approving the Subadvisory Agreement in greater detail.
SAAMCo is the adviser to the Fixed Income portion of the Balanced Component of each Multi-Managed Portfolio. If shareholders of each Multi-Managed Portfolio approve the Subadvisory Agreement, it is expected that the same portfolio managers currently employed by SAAMCo would continue to manage each Multi-Managed Portfolio as employees of PineBridge. For additional information about the portfolio managers of each Multi-Managed Portfolio, please see the Prospectus and Statement of Additional Information.
Date: November 16, 2009
Version 1, Class 1

SEASONS SERIES TRUST
Supplement to the Prospectus dated July 27, 2009
Diversified Fixed Income Portfolio and International Equity Portfolio
On September 5, 2009, American International Group, Inc. (“AIG”) entered into an agreement to sell a portion of its investment advisory and asset management business (the “Transaction”) to Bridge Partners, L.P. (“Bridge Partners”), a partnership formed by Pacific Century Group, a Hong Kong-based private investment firm. The entities being sold include AIG’s existing licensed investment adviser companies that manage investments of institutional and retail clients across a variety of strategies, including private equity, hedge fund of funds, listed equity and certain fixed income investment management businesses, including AIG Global Investment Corp. (“AIGGIC”), the subadviser to a portion of each of the Diversified Fixed Income Portfolio and the International Equity Portfolio (each a “Portfolio” and together the “Portfolios”). Prior to the closing of the Transaction, AIGGIC will be merged with and into a Delaware limited liability company (the surviving entity, PineBridge Investments LLC, being referred to herein as “PineBridge”). As part of the Transaction, AIG will cause the indirect transfer of PineBridge to Bridge Partners. PineBridge, as successor to AIGGIC, will remain a registered investment adviser pursuant to the Investment Advisers Act of 1940. The Transaction is expected to close in December 2009, and is subject to the receipt of the requisite regulatory approvals and the satisfaction of other conditions to closing. Upon the closing of the Transaction, the existing subadvisory agreement between SunAmerica Asset Management Corp. (“SAAMCo”), each Portfolio’s investment adviser, and AIGGIC will terminate.
In advance of the termination of the existing subadvisory agreement with AIGGIC, the Board of Trustees (the “Board”) of Seasons Series Trust (“Seasons”) held a meeting on November 5, 2009, wherein they approved a subadvisory agreement whereby PineBridge, as the successor to AIGGIC, will serve as subadviser to a portion of each Portfolio and PineBridge (the “PineBridge Subadvisory Agreement”), subject to approval by each Portfolio’s shareholders.
The Board also approved an interim subadvisory agreement between SAAMCo and PineBridge (the “Interim PineBridge Subadvisory Agreement”) that will go into effect upon the closing of the Transaction, and will remain in effect for 150 days from its effective date or until the PineBridge Subadvisory Agreement is approved by shareholders, whichever is earlier. The Portfolios will convene a special meeting of shareholders, expected to take place on or about March 16, 2010, for the purpose of approving the PineBridge Subadvisory Agreement. Shareholders of record as of December 31, 2009 will receive proxy materials describing the PineBridge Subadvisory Agreement in greater detail.
Effective December 1, 2009, all references to James O. Kurtz as a portfolio manager of the Diversified Fixed Income Portfolio and International Equity Portfolio are deleted in their entirety. Michael Kelly and Timothy Campion will continue to manage the passively-managed portions of both Portfolios.
Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio (the “Multi-Managed Portfolios”)
On November 5, 2009, the Board of Seasons approved a subadvisory agreement between SAAMCo and PineBridge with respect to the fixed income portion of the Balanced Component of the Multi-Managed Portfolios, subject to the approval by each Multi-Managed Portfolio’s shareholders. Each Multi-Managed Portfolio will convene a special meeting of shareholders expected to take place on or about March 16, 2010 for the purpose of approving the Subadvisory Agreement in greater detail.
SAAMCo is the adviser to the Fixed Income portion of the Balanced Component of each Multi-Managed Portfolio. If shareholders of each Multi-Managed Portfolio approve the Subadvisory Agreement, it is expected that the same portfolio managers currently employed by SAAMCo would continue to manage each Multi-Managed Portfolio as employees of PineBridge. For additional information about the portfolio managers of each Multi-Managed Portfolio, please see the Prospectus and Statement of Additional Information.

Large Cap Value Portfolio, Large Cap Growth Portfolio, Large Cap Composite Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio (the “Portfolios”)
At the meeting on November 5, 2009, the Board of Seasons approved the termination of AIGGIC as the subadviser of passively-managed portion of the Portfolios. Effective on or about December 1, 2009, SAAMCo, the investment adviser of each of the Portfolios, will assume management responsibilities of the passively-managed portions of each Portfolio. The actively-managed portion of each of the Portfolios will continue to be managed by the current subadvisers.
Effective December 1, 2009, all references to AIGGIC as the subadviser of the passively-managed portions of the Portfolios are deleted in their entirety. In addition, effective December 1, 2009, in the section titled “Management — Investment Adviser and Manager — SunAmerica Asset Management Corp.,” the following disclosure is added to reflect SAAMCo’s management of the passively-managed portion of the Portfolios:
The Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio are managed by James O. Kurtz. Mr. Kurtz, Vice President and Portfolio Manager, joined SAAMCo in December 2009. Prior to joining SAAMCo, Mr. Kurtz was a Senior Portfolio Manager with AIG Global Investment Corp. since 2001. Mr. Kurtz is responsible for the management and trading of the wide variety of domestic equity index funds managed by SAAMCo.
Date: November 16, 2009
Versions: Version 2, Class 1 and Version 3, Class 2